Leases and Restricted Cash - Commitment Under Capital Leases of RasGas II LNG Carriers and Suezmax Tankers (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
RasGas II LNG Carriers [Member]
Commitment under capital lease
2013	$ 24,000
2014	24,000
2015	24,000
2016	24,000
2017	24,000
Thereafter	857,128
Suezmax Tankers [Member]
Commitment under capital lease
2013	80,791
2014	36,000
2015	7,790
2016	7,672
2017	30,953
Thereafter	$ 27,296